Loan Impairment	6 Months Ended
Jun. 30, 2019
Loan Impairment [Abstract]
LOAN IMPAIRMENT
10.	Loan impairment

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for corporate and personal loans by either the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

Provision for loan losses is established for an impaired loan if its carrying value exceeds its estimated fair value. Currently, estimated fair values of substantially all of the Company's impaired loans are measured based on the estimated fair value of the loan's collateral which approximates to the carrying value due to the short-term nature of the loans.

Loans with modified terms are classified as troubled debt restructurings if the Company grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a temporary below market rate reduction in interest rate or an extension of a loan's stated maturity date. Non-accrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for six consecutive months after modification. Loans classified as troubled debt restructurings are designated as impaired. Due to the nature of the Company's operation and the interest concessions granted, the troubled debt restructuring designation will not be removed until the loan is paid-off or otherwise disposed of. During the six months ended June 30, 2019 and 2018, the Company did not charge off any trouble debt restructuring loans.

The Company allows a one-time loan extension based on an ancillary company policy with a period up to the original loan period, which is usually within twelve months. According to the Company's loan management policy, granting initial one-time extension requires a new underwriting and credit evaluation. Borrowers are required to submit extension application 10 days before expiration of the original loan. Then the Company's loan service department will investigate whether material changes have happened to the borrower's business which may impact its repayment ability. The Company's risk management department will reevaluate the loan. If the Company decides to grant one-time extension, an extension agreement will be executed between the borrower and the Company, plus commitment letter from guarantor to agree the loan extension and extend the guarantee duration. In evaluating the extension and underwriting new loans, China Lending Group will request that borrowers obtain guarantees from state-owned or public guarantee companies. Even though the Company allows a one-time loan extension with a period up to the original loan period, which is usually within twelve months. Such extension is not considered to be a troubled debt restructuring because the Company does not grant a concession to borrowers. The principal of the loan remains the same and the interest rate is fixed at the current interest rate at the time of extension. For the six months ended June 30, 2019 and 2018, no loans were granted one-time extension.

A loan is considered to be a troubled debt restructuring loan when that is restructured or modified for economic or legal reasons, where these conditions are present: 1) The Company grants a concession that it otherwise would not consider and 2) The borrower is having financial difficulties. Under unusual circumstance, in order to reduce the potential losses on troubled debt, the Company may consider granting concession to borrowers with financial difficulties which has significant delay or significant shortfall in amount of payments. In order to deter troubled debt restructurings, stringent scrutiny and approval from the Company's Loan Review Committee is required prior to the granting of concession on troubled debt.

As of June 30, 2019 and December 31, 2018, The troubled debt restructuring amounts of business loans were US$nil and US$nil, after provision of impairment for loan loss of US$1,427,157 and US$1,424,916, respectively. As of June 30, 2019 and December 31, 2018, the Company had no troubled debt restructuring personal loans.

As of June 30, 2019 and December 31, 2018, there were no receivables derecognized for the real estate related investment obtained from collateral.